UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Independence Fund

Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Independence Fund	17.01%	8.31%	12.42%
Class K	17.12%	8.41%	12.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Independence Fund, a class of the fund, on November 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$32,230	Fidelity® Independence Fund
$35,289	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll for the year ending November 30, 2019, with the S&P 500® index soaring 16.11% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global growth and trade. After a rough December 2018, upbeat company earnings, along with signs the Fed may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the U.S. economy could be heading for recession. The market proved resilient, however, achieving a new high on October 30, when the Fed lowered rates for the third time this year. The rally continued with a strong November (+4%). Information technology (+32%) led the way, as investors regained comfort taking on risk. Communication services (+21%) also stood out, followed by real estate (+18%) and utilities (+17%). In contrast, energy (-8%) was by far the weakest group – struggling amid sluggish oil prices – while several solid gainers nonetheless fell short of the market: health care (+7%), consumer staples and materials (+13% each), financials and consumer discretionary (+14% each), and industrials (+16%).

Comments from Portfolio Manager Jeffrey Feingold:  For the fiscal year, the fund’s share classes gained about 17%, outpacing the benchmark S&P 500® index. The fund's outperformance of the benchmark was primarily driven by sector positioning, particularly a notable underweighting among energy stocks, the weakest category by a wide margin. Security selection in real estate and an overweighting in the market-leading information technology sector also helped. The top individual contributor was our overweight in shares of software maker Microsoft (+38%), which rose due to the company’s rapidly growing cloud offering. Further bolstering the portfolio’s relative result was wireless and broadcast communications infrastructure firm American Tower (+31%) and an overweight stake in MSCI (+67%), the U.S.-based leading worldwide provider of benchmark indices and analytics. In contrast, positioning in the health care sector was the biggest detractor the past 12 months, while exposure to communications stocks also hurt. Two health insurance providers, Humana (-24%) and UnitedHealth (+1%), weighed on relative performance most this period, as investor concerns regarding the possibility of increased regulation and legislation related to pricing and reimbursement pressured both companies. In the case of Humana, this overshadowed positive quarterly financial results and ultimately led us to sell our position prior to the end of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2019

% of fund's net assets
Microsoft Corp.	5.5
Apple, Inc.	4.9
Amazon.com, Inc.	3.7
Facebook, Inc. Class A	2.5
Visa, Inc. Class A	2.2
MasterCard, Inc. Class A	2.1
Alphabet, Inc. Class C	1.9
UnitedHealth Group, Inc.	1.8
Alphabet, Inc. Class A	1.8
The Walt Disney Co.	1.7
28.1

Top Five Market Sectors as of November 30, 2019

% of fund's net assets
Information Technology	36.9
Consumer Discretionary	11.1
Communication Services	11.0
Health Care	10.1
Industrials	9.6

Asset Allocation (% of fund's net assets)

As of November 30, 2019 *
Stocks	99.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 4.2%

Schedule of Investments November 30, 2019

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.0%
Entertainment - 2.5%
Live Nation Entertainment, Inc. (a)	440,200	$30,730
The Walt Disney Co.	441,900	66,983
		97,713
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	54,000	70,421
Class C (a)	55,600	72,556
Facebook, Inc. Class A (a)	487,740	98,348
		241,325
Media - 2.3%
Charter Communications, Inc. Class A (a)	76,800	36,097
Comcast Corp. Class A	1,222,700	53,982
		90,079

TOTAL COMMUNICATION SERVICES		429,117

CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	489,400	41,809
Yum! Brands, Inc.	339,500	34,177
		75,986
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	80,300	144,604
Multiline Retail - 0.7%
Dollar General Corp.	183,175	28,824
Specialty Retail - 3.5%
Ross Stores, Inc.	267,777	31,102
The Home Depot, Inc.	301,100	66,396
TJX Companies, Inc.	603,900	36,916
		134,414
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	468,700	43,819

TOTAL CONSUMER DISCRETIONARY		427,647

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	144,400	43,293
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	168,400	28,502
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	210,400	41,127

TOTAL CONSUMER STAPLES		112,922

FINANCIALS - 6.0%
Capital Markets - 4.9%
CME Group, Inc.	198,100	40,161
Intercontinental Exchange, Inc.	390,000	36,726
Moody's Corp.	178,300	40,415
MSCI, Inc.	117,300	30,403
S&P Global, Inc.	163,800	43,350
		191,055
Insurance - 1.1%
Marsh & McLennan Companies, Inc.	378,700	40,926

TOTAL FINANCIALS		231,981

HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Co.	168,900	43,661
Boston Scientific Corp. (a)	948,200	41,010
Danaher Corp.	291,700	42,582
Intuitive Surgical, Inc. (a)	69,500	41,207
Stryker Corp.	169,100	34,642
		203,102
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	252,300	70,611
Life Sciences Tools & Services - 2.2%
Mettler-Toledo International, Inc. (a)	44,900	32,302
Thermo Fisher Scientific, Inc.	171,200	53,748
		86,050
Pharmaceuticals - 0.9%
Zoetis, Inc. Class A	289,200	34,854

TOTAL HEALTH CARE		394,617

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.9%
HEICO Corp. Class A	354,833	35,639
TransDigm Group, Inc.	68,100	38,620
		74,259
Commercial Services & Supplies - 2.2%
Cintas Corp.	113,300	29,125
Copart, Inc. (a)	300,586	26,752
Waste Connection, Inc. (United States)	335,100	30,343
		86,220
Electrical Equipment - 0.9%
AMETEK, Inc.	332,800	32,951
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	91,400	32,938
Machinery - 0.7%
IDEX Corp.	160,316	26,090
Professional Services - 3.1%
CoStar Group, Inc. (a)	44,842	27,482
IHS Markit Ltd. (a)	486,775	35,364
TransUnion Holding Co., Inc.	294,700	25,436
Verisk Analytics, Inc.	211,215	31,150
		119,432

TOTAL INDUSTRIALS		371,890

INFORMATION TECHNOLOGY - 36.9%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	330,300	34,351
CDW Corp.	199,000	26,875
		61,226
IT Services - 13.7%
Accenture PLC Class A	244,200	49,123
Automatic Data Processing, Inc.	223,600	38,186
Black Knight, Inc. (a)	460,900	29,041
Fidelity National Information Services, Inc.	277,900	38,392
Fiserv, Inc. (a)	358,700	41,695
FleetCor Technologies, Inc. (a)	91,900	28,206
Gartner, Inc. (a)	193,300	31,017
Global Payments, Inc.	214,700	38,882
MasterCard, Inc. Class A	272,700	79,691
PayPal Holdings, Inc. (a)	411,500	44,446
VeriSign, Inc. (a)	150,600	28,725
Visa, Inc. Class A	470,200	86,757
		534,161
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	289,941	32,749
Texas Instruments, Inc.	352,000	42,314
		75,063
Software - 14.8%
Adobe, Inc. (a)	186,000	57,573
ANSYS, Inc. (a)	134,200	34,179
Aspen Technology, Inc. (a)	254,500	31,914
Autodesk, Inc. (a)	203,000	36,723
Cadence Design Systems, Inc. (a)	400,900	28,163
Guidewire Software, Inc. (a)	197,600	24,074
Intuit, Inc.	142,500	36,892
Microsoft Corp.	1,407,200	213,021
Salesforce.com, Inc. (a)	308,000	50,170
ServiceNow, Inc. (a)	113,690	32,179
Synopsys, Inc. (a)	211,900	29,886
Tanium, Inc. Class B (a)(b)(c)	98,100	914
		575,688
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	708,600	189,373

TOTAL INFORMATION TECHNOLOGY		1,435,511

MATERIALS - 3.0%
Chemicals - 3.0%
Ecolab, Inc.	201,400	37,595
Linde PLC	217,800	44,913
Sherwin-Williams Co.	56,200	32,772
		115,280
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Alexandria Real Estate Equities, Inc.	181,600	29,514
American Tower Corp.	231,100	49,462
Crown Castle International Corp.	296,900	39,684
Equinix, Inc.	66,400	37,639
Equity Lifestyle Properties, Inc.	383,600	28,417
Extra Space Storage, Inc.	254	27
Prologis, Inc.	472,252	43,235
SBA Communications Corp. Class A	148,800	35,187
		263,165
UTILITIES - 2.2%
Electric Utilities - 1.3%
NextEra Energy, Inc.	225,200	52,656
Water Utilities - 0.9%
American Water Works Co., Inc.	281,100	34,022

TOTAL UTILITIES		86,678

TOTAL COMMON STOCKS
(Cost $2,828,797)		3,868,808

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(b)(c)	7,644,500	1,854
Series D (b)(c)	1,443,299	350
		2,204
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Bird Rides, Inc. Series C (b)(c)	119,195	1,540
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,148)		3,744

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.61% (d)
(Cost $35,256)	35,248,520	35,256
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,867,201)		3,907,808
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(18,807)
NET ASSETS - 100%		$3,889,001

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,658,000 or 0.1% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$1,400
Neutron Holdings, Inc. Series C	7/3/18	$1,398
Neutron Holdings, Inc. Series D	1/25/19	$350
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,336
Fidelity Securities Lending Cash Central Fund	6
Total	$1,342

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$429,117	$429,117	$--	$--
Consumer Discretionary	429,851	427,647	--	2,204
Consumer Staples	112,922	112,922	--	--
Financials	231,981	231,981	--	--
Health Care	394,617	394,617	--	--
Industrials	371,890	371,890	--	--
Information Technology	1,437,051	1,434,597	--	2,454
Materials	115,280	115,280	--	--
Real Estate	263,165	263,165	--	--
Utilities	86,678	86,678	--	--
Money Market Funds	35,256	35,256	--	--
Total Investments in Securities:	$3,907,808	$3,903,150	$--	$4,658

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		November 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,831,945)	$3,872,552
Fidelity Central Funds (cost $35,256)	35,256
Total Investment in Securities (cost $2,867,201)		$3,907,808
Cash		1
Receivable for investments sold		5,039
Receivable for fund shares sold		360
Dividends receivable		2,666
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		6
Other receivables		106
Total assets		3,916,028
Liabilities
Payable for investments purchased	$21,065
Payable for fund shares redeemed	3,624
Accrued management fee	1,770
Other affiliated payables	442
Other payables and accrued expenses	126
Total liabilities		27,027
Net Assets		$3,889,001
Net Assets consist of:
Paid in capital		$2,456,437
Total accumulated earnings (loss)		1,432,564
Net Assets		$3,889,001
Net Asset Value and Maximum Offering Price
Independence:
Net Asset Value, offering price and redemption price per share ($3,534,039 ÷ 88,813 shares)		$39.79
Class K:
Net Asset Value, offering price and redemption price per share ($354,962 ÷ 8,913 shares)		$39.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2019
Investment Income
Dividends		$42,647
Income from Fidelity Central Funds (including $6 from security lending)		1,342
Total income		43,989
Expenses
Management fee
Basic fee	$19,491
Performance adjustment	(727)
Transfer agent fees	4,253
Accounting and security lending fees	1,020
Custodian fees and expenses	69
Independent trustees' fees and expenses	21
Registration fees	45
Audit	69
Legal	11
Miscellaneous	25
Total expenses before reductions	24,277
Expense reductions	(172)
Total expenses after reductions		24,105
Net investment income (loss)		19,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	401,048
Foreign currency transactions	(32)
Total net realized gain (loss)		401,016
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	153,912
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		153,910
Net gain (loss)		554,926
Net increase (decrease) in net assets resulting from operations		$574,810

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2019	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,884	$29,000
Net realized gain (loss)	401,016	373,689
Change in net unrealized appreciation (depreciation)	153,910	(237,242)
Net increase (decrease) in net assets resulting from operations	574,810	165,447
Distributions to shareholders	(367,006)	(469,108)
Share transactions - net increase (decrease)	39,703	27,406
Total increase (decrease) in net assets	247,507	(276,255)
Net Assets
Beginning of period	3,641,494	3,917,749
End of period	$3,889,001	$3,641,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Independence Fund

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.38	$41.90	$35.38	$39.08	$40.89
Income from Investment Operations
Net investment income (loss)A	.20	.29	.40B	.20	.05
Net realized and unrealized gain (loss)	5.11	1.25	8.21	(1.44)	.13
Total from investment operations	5.31	1.54	8.61	(1.24)	.18
Distributions from net investment income	(.22)	(.41)	(.18)	(.03)	(.04)
Distributions from net realized gain	(3.68)	(4.65)	(1.91)	(2.43)	(1.95)
Total distributions	(3.90)	(5.06)	(2.09)	(2.46)	(1.99)
Net asset value, end of period	$39.79	$38.38	$41.90	$35.38	$39.08
Total ReturnC	17.01%	3.99%	25.72%	(3.15)%	.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.67%	.50%	.48%	.54%	.86%
Expenses net of fee waivers, if any	.67%	.50%	.48%	.54%	.86%
Expenses net of all reductions	.67%	.49%	.48%	.54%	.86%
Net investment income (loss)	.54%	.73%	1.06%B	.59%	.12%
Supplemental Data
Net assets, end of period (in millions)	$3,534	$3,342	$3,564	$3,262	$3,910
Portfolio turnover rateF	100%	46%	62%	76%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Independence Fund Class K

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.42	$41.94	$35.41	$39.12	$40.93
Income from Investment Operations
Net investment income (loss)A	.22	.32	.43B	.23	.08
Net realized and unrealized gain (loss)	5.13	1.25	8.22	(1.45)	.14
Total from investment operations	5.35	1.57	8.65	(1.22)	.22
Distributions from net investment income	(.25)	(.44)	(.22)	(.06)	(.08)
Distributions from net realized gain	(3.68)	(4.65)	(1.91)	(2.43)	(1.95)
Total distributions	(3.94)C	(5.09)	(2.12)D	(2.49)	(2.03)
Net asset value, end of period	$39.83	$38.42	$41.94	$35.41	$39.12
Total ReturnE	17.12%	4.08%	25.84%	(3.08)%	.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%	.42%	.40%	.45%	.78%
Expenses net of fee waivers, if any	.60%	.42%	.40%	.45%	.78%
Expenses net of all reductions	.59%	.41%	.39%	.45%	.77%
Net investment income (loss)	.62%	.81%	1.15%B	.68%	.20%
Supplemental Data
Net assets, end of period (in millions)	$355	$299	$354	$348	$493
Portfolio turnover rateH	100%	46%	62%	76%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions of $3.94 per share is comprised of distributions from net investment income of $.253 and distributions from net realized gain of $3.682 per share.

 D Total distributions of $2.12 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.907 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $55 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,045,498
Gross unrealized depreciation	(7,224)
Net unrealized appreciation (depreciation)	$1,038,274
Tax Cost	$2,869,534

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,810
Undistributed long-term capital gain	$378,536
Net unrealized appreciation (depreciation) on securities and other investments	$1,038,273

The tax character of distributions paid was as follows:

	November 30, 2019	November 30, 2018
Ordinary Income	$21,953	$ 45,415
Long-term Capital Gains	345,053	423,693
Total	$367,006	$ 469,108

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,598,779 and $3,878,919, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Independence	$4,128.12
Class K	125.05
	$4,253

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .03%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Independence Fund	$95

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,265	1.78%	$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to less than five hundred dollars. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $130 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Independence	$13

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2019	Year ended November 30, 2018
Distributions to shareholders
Independence	$336,666	$426,623
Class K	30,340	42,485
Total	$367,006	$469,108

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2019	Year ended November 30, 2018	Year ended November 30, 2019	Year ended November 30, 2018
Independence
Shares sold	1,023	1,442	$36,920	$57,236
Reinvestment of distributions	10,842	11,131	328,824	416,289
Shares redeemed	(10,131)	(10,563)	(367,515)	(418,873)
Net increase (decrease)	1,734	2,010	$(1,771)	$54,652
Class K
Shares sold	3,271	760	$122,930	$30,044
Reinvestment of distributions	1,000	1,136	30,340	42,485
Shares redeemed	(3,148)	(2,539)	(111,796)	(99,775)
Net increase (decrease)	1,123	(643)	$41,474	$(27,246)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Independence Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Independence Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the “Fund”) as of November 30, 2019, the related statement of operations for the year ended November 30, 2019, the statement of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2019 and the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 10, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Independence	.74%
Actual		$1,000.00	$1,131.00	$3.95
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class K	.66%
Actual		$1,000.00	$1,131.50	$3.53
Hypothetical-C		$1,000.00	$1,021.76	$3.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Independence Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Independence Fund
Independence	12/30/2019	12/27/2019	$0.207	$3.910
Class K	12/30/2019	12/27/2019	$0.239	$3.910

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2019, $399,927,658, or, if subsequently determined to be different, the net capital gain of such year.

Independence designates 98% and Class K designates 86% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Independence designates 100% and Class K designates 94% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Independence Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

FRE-ANN-0120
1.539094.122

Fidelity® Convertible Securities Fund

Annual Report

November 30, 2019

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	11.92%	3.84%	8.14%
Class M (incl. 3.50% sales charge)	14.20%	4.01%	8.08%
Class C (incl. contingent deferred sales charge)	16.82%	4.28%	7.95%
Fidelity® Convertible Securities Fund	19.04%	5.37%	9.09%
Class I	19.07%	5.35%	9.06%
Class Z	19.15%	5.37%	9.07%

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund, a class of the fund, on November 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofAML® All US Convertibles Index performed over the same period.

See previous page for additional information regarding the performance of Fidelity® Convertible Securities Fund.

Period Ending Values
$23,864	Fidelity® Convertible Securities Fund
$26,551	ICE® BofAML® All US Convertibles Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending November 30, 2019, the ICE BofAML® All US Convertibles Index gained 14.54%. Investment markets fell sharply in December 2018 amid worries about slowing economic growth, the U.S. Federal Reserve’s decision to raise interest rates and trade issues with China. Stocks and convertible securities rebounded to begin the new year, as the Fed and other central banks worldwide pivoted, indicating they would work to extend the economic cycle. The Fed followed through with three interest rates cuts in 2019. Technical tailwinds further aided the convertibles market, with up to 20% of issues maturing and leaving the index the past 12 months. Other issues force converted, further reducing supply. Meanwhile, demand for convertibles – with their mix of income and watered-down equity exposure – remained strong. Within the index, the information technology sector (+23%) led the way, followed by utilities, financials and real estate (+16% each). Notable laggards were energy (-19%), consumer staples and materials (-8% each). For the full 12 months, the convertibles index captured 90% of the 16.11% gain of the S&P 500® index, with roughly half the risk. The index topped the 10.79% gain of the Bloomberg Barclays U.S. Aggregate Bond Index and the 9.61% advance of the ICE BofAML® US High Yield Constrained Index.

Comments from Portfolio Manager Adam Kramer:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained about 18% to 19%, topping the benchmark ICE BofAML® All US Convertibles Index. The fund remained focused on capital preservation and capital appreciation, while maintaining strict risk parameters. However, a change in portfolio construction, which included limiting underweightings in equity-sensitive index components, aided the fund’s result versus the benchmark because the stock market rallied the past 12 months. Roughly 84% of the fund’s assets were in convertible securities, with the biggest relative contribution coming from convertible bonds and a non-benchmark stake in equities. Security selection was particularly strong in the energy sector. Positioning in the market-leading information technology sector, a large overweighting, also had a notable contribution. Top individual relative contributors were non-benchmark positions in the stock of consumer technology leader Apple (+51%) and convertible bonds issued by Latin American e-commerce company Mercado Libre (+52%). I reduced our stakes in both positions before period end. Conversely, no one sector had a notable negative impact on relative performance. The biggest individual detractor was the fund’s underexposure to equity-sensitive convertible bonds issued by electric car company Tesla (+8%) at the time its stock rebounded.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2019

(excluding cash equivalents)	% of fund's net assets
U.S. Treasury Bonds 2.875% 5/15/49	2.3
Wells Fargo & Co. 7.50%	2.3
Caesars Entertainment Corp. 5% 10/1/24	1.8
Microchip Technology, Inc. 1.625% 2/15/25	1.8
Broadcom, Inc. Series A 8.00%	1.6
Bank of America Corp. Series L, 7.25%	1.6
DISH Network Corp. 3.375% 8/15/26	1.6
Microchip Technology, Inc. 1.625% 2/15/27	1.5
Liberty Media Corp. 1.375% 10/15/23	1.3
Scorpio Tankers, Inc. 3% 5/15/22	1.3
17.1

Top Five Market Sectors as of November 30, 2019

% of fund's net assets
Information Technology	40.8
Health Care	13.2
Communication Services	11.2
Energy	6.7
Consumer Discretionary	6.2

Asset Allocation (% of fund's net assets)

As of November 30, 2019*
Convertible Securities	84.2%
Stocks	12.2%
U.S. Government and U.S. Government Agency Obligations	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 10.9%

Schedule of Investments November 30, 2019

Showing Percentage of Net Assets

Convertible Bonds - 69.2%
		Principal Amount (000s)(a)	Value (000s)
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 1.1%
Liberty Media Corp. 2.25% 9/30/46		$29,450	$16,514
Vonage Holdings Corp. 1.75% 6/1/24 (b)		280	250
			16,764
Entertainment - 2.6%
iQIYI, Inc.:
2% 4/1/25 (b)		171	162
3.75% 12/1/23 (b)		287	301
Liberty Media Corp. 2.25% 12/1/48 (b)		2,985	3,483
Live Nation Entertainment, Inc. 2.5% 3/15/23		1,970	2,385
Pandora Media, Inc. 1.75% 12/1/23		843	1,033
Sea Ltd.:
1% 12/1/24 (b)		6,793	6,977
2.25% 7/1/23		2,634	5,245
World Wrestling Entertainment, Inc. 3.375% 12/15/23		6,898	17,862
Zynga, Inc. 0.25% 6/1/24 (b)		2,744	2,812
			40,260
Interactive Media & Services - 0.5%
Momo, Inc. 1.25% 7/1/25		210	199
Snap, Inc. 0.75% 8/1/26 (b)		2,321	2,346
Twitter, Inc. 0.25% 6/15/24		1,656	1,581
Weibo Corp. 1.25% 11/15/22		149	139
YY, Inc.:
0.75% 6/15/25 (b)		160	154
1.375% 6/15/26 (b)		170	164
Zillow Group, Inc.:
0.75% 9/1/24 (b)		840	927
1.375% 9/1/26 (b)		815	895
1.5% 7/1/23		350	320
2% 12/1/21		250	265
			6,990
Media - 6.4%
DISH Network Corp.:
2.375% 3/15/24		12,882	11,630
3.375% 8/15/26		26,311	24,815
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,449
GCI Liberty, Inc. 1.75% 9/30/46 (b)		12,976	17,380
Liberty Interactive LLC 1.75% 9/30/46 (b)		6,249	8,902
Liberty Latin America Ltd. 2% 7/15/24 (b)		2,250	2,291
Liberty Media Corp.:
1% 1/30/23		8,520	11,186
1.375% 10/15/23		15,344	20,510
2.125% 3/31/48 (b)		2,830	2,925
			101,088
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23		2,350	2,059

TOTAL COMMUNICATION SERVICES			167,161

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.1%
Veoneer, Inc. 4% 6/1/24		700	714
Automobiles - 1.1%
Tesla, Inc.:
1.25% 3/1/21		175	194
2% 5/15/24		12,712	16,089
2.375% 3/15/22		156	189
			16,472
Diversified Consumer Services - 0.6%
Chegg, Inc.:
0.125% 3/15/25 (b)		800	825
0.25% 5/15/23		550	846
IAC Financeco, Inc. 0.875% 10/1/22 (b)		4,970	7,764
			9,435
Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Corp. 5% 10/1/24		15,718	29,235
Marriott Vacations Worldwide Corp. 1.5% 9/15/22		2,700	2,820
			32,055
Internet & Direct Marketing Retail - 2.1%
Baozun, Inc. 1.625% 5/1/24 (b)		181	180
Etsy, Inc.:
0% 3/1/23		1,080	1,502
0.125% 10/1/26 (b)		250	223
MercadoLibre, Inc. 2% 8/15/28		8,068	12,168
Pinduoduo, Inc. 0% 10/1/24 (b)		7,425	8,182
Quotient Technology, Inc. 1.75% 12/1/22		710	695
The Booking Holdings, Inc.:
0.35% 6/15/20		4,388	6,325
0.9% 9/15/21		3,493	3,903
Wayfair LLC:
0.375% 9/1/22		110	116
1.125% 11/1/24		120	121
			33,415
Specialty Retail - 0.0%
Guess?, Inc. 2% 4/15/24 (b)		121	122

TOTAL CONSUMER DISCRETIONARY			92,213

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Oil States International, Inc. 1.5% 2/15/23		175	152
Vantage Drilling Co. 5.5% 7/15/43 (b)(c)(d)		20,000	600
			752
Oil, Gas & Consumable Fuels - 1.6%
Golar LNG Ltd. 2.75% 2/15/22		3,460	3,018
Oasis Petroleum, Inc. 2.625% 9/15/23		305	211
PDC Energy, Inc. 1.125% 9/15/21		166	152
Scorpio Tankers, Inc. 3% 5/15/22		17,915	20,495
Ship Finance International Ltd. 4.875% 5/1/23		645	711
SM Energy Co. 1.5% 7/1/21		150	134
Teekay Corp. 5% 1/15/23		200	171
			24,892

TOTAL ENERGY			25,644

FINANCIALS - 1.5%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38		200	187
Capital Markets - 0.5%
IAC FinanceCo 2, Inc.:
0.875% 6/15/26 (b)		3,620	3,798
2% 1/15/30 (b)		3,470	3,795
			7,593
Diversified Financial Services - 0.5%
AXA SA 7.25% 5/15/21 (b)		6,975	8,057
RWT Holdings, Inc. 5.75% 10/1/25 (b)		800	813
			8,870
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (b)		180	179
Exantas Capital Corp. 4.5% 8/15/22		502	536
Starwood Property Trust, Inc. 4.375% 4/1/23		1,000	1,033
			1,748
Thrifts & Mortgage Finance - 0.4%
LendingTree, Inc. 0.625% 6/1/22		3,250	5,907

TOTAL FINANCIALS			24,305

HEALTH CARE - 9.8%
Biotechnology - 4.2%
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25		1,750	1,943
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26 (b)		1,100	1,072
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24		190	195
1.5% 10/15/20		140	150
Clovis Oncology, Inc.:
2.5% 9/15/21		879	793
4.5% 8/1/24 (b)		750	1,417
Exact Sciences Corp.:
0.375% 3/15/27		5,450	5,700
1% 1/15/25		3,800	5,051
Flexion Therapeutics, Inc. 3.375% 5/1/24		130	126
Halozyme Therapeutics, Inc. 1.25% 12/1/24 (b)		480	497
Intercept Pharmaceuticals, Inc.:
2% 5/15/26		724	864
3.25% 7/1/23		999	956
Invitae Corp. 2% 9/1/24 (b)		1,655	1,611
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24 (b)		800	887
1.5% 6/15/26 (b)		800	904
2.25% 6/15/22		750	836
Neurocrine Biosciences, Inc. 2.25% 5/15/24		4,340	7,071
PTC Therapeutics, Inc.:
1.5% 9/15/26 (b)		150	171
3% 8/15/22		100	114
Repligen Corp. 0.375% 7/15/24		3,000	3,187
Retrophin, Inc. 2.5% 9/15/25		200	155
Sarepta Therapeutics, Inc. 1.5% 11/15/24		4,086	7,127
The Medicines Co.:
2.5% 1/15/22		1,500	3,761
2.75% 7/15/23		2,229	3,851
3.5% 1/15/24 (b)		5,234	17,714
			66,153
Health Care Equipment & Supplies - 2.6%
CONMED Corp. 2.625% 2/1/24 (b)		4,781	6,646
DexCom, Inc.:
0.75% 5/15/22		4,021	9,252
0.75% 12/1/23 (b)		7,050	10,700
Insulet Corp. 1.375% 11/15/24		3,440	7,017
Mesa Laboratories, Inc. 1.375% 8/15/25		1,000	1,047
Nevro Corp. 1.75% 6/1/21		730	963
NuVasive, Inc. 2.25% 3/15/21		3,250	4,128
Wright Medical Group NV 2.25% 11/15/21		65	92
Wright Medical Group, Inc. 1.625% 6/15/23		215	222
			40,067
Health Care Providers & Services - 0.5%
Anthem, Inc. 2.75% 10/15/42		1,989	7,969
Health Care Technology - 0.8%
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (b)		820	784
Teladoc Health, Inc.:
1.375% 5/15/25		3,036	5,265
3% 12/15/22		2,999	6,028
			12,077
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. 2.5% 3/15/23		4,080	2,930
Illumina, Inc.:
0% 8/15/23		4,959	5,407
0.5% 6/15/21		4,113	5,596
			13,933
Pharmaceuticals - 0.8%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24 (b)		1,410	1,427
Dermira, Inc. 3% 5/15/22		1,920	1,606
Innoviva, Inc.:
2.125% 1/15/23		800	795
2.5% 8/15/25		150	159
Isis Pharmaceuticals, Inc. 1% 11/15/21		5,224	6,089
Jazz Investments I Ltd.:
1.5% 8/15/24		1,200	1,205
1.875% 8/15/21		690	709
Pacira Biosciences, Inc. 2.375% 4/1/22		800	837
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23		180	162
Theravance Biopharma, Inc. 3.25% 11/1/23		170	165
			13,154

TOTAL HEALTH CARE			153,353

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		3,390	5,979
Air Freight & Logistics - 0.0%
Best, Inc. 1.75% 10/1/24 (b)		157	169
Echo Global Logistics, Inc. 2.5% 5/1/20		150	148
			317
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23		3,180	2,993
Construction & Engineering - 0.4%
Dycom Industries, Inc. 0.75% 9/15/21		158	153
Granite Construction, Inc. 2.75% 11/1/24 (b)		6,640	6,858
			7,011
Machinery - 0.3%
Chart Industries, Inc. 1% 11/15/24 (b)		3,300	3,799
Fortive Corp. 0.875% 2/15/22 (b)		747	736
Greenbrier Companies, Inc. 2.875% 2/1/24		151	142
Meritor, Inc. 3.25% 10/15/37		634	678
			5,355
Marine - 0.1%
Eagle Bulk Shipping, Inc. 5% 8/1/24 (b)		1,260	1,403
Professional Services - 0.7%
FTI Consulting, Inc. 2% 8/15/23		8,611	10,699
Trading Companies & Distributors - 0.1%
Kaman Corp. 3.25% 5/1/24		700	824

TOTAL INDUSTRIALS			34,581

INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 1.1%
Applied Optoelectronics, Inc. 5% 3/15/24 (b)		814	755
CalAmp Corp. 2% 8/1/25		189	155
InterDigital, Inc. 2% 6/1/24 (b)		1,460	1,465
Liberty Media Corp. 3.5% 1/15/31		7,240	6,469
Lumentum Holdings, Inc. 0.25% 3/15/24		5,187	7,254
Viavi Solutions, Inc.:
1% 3/1/24		500	642
1.75% 6/1/23		550	687
			17,427
Electronic Equipment & Components - 0.7%
II-VI, Inc. 0.25% 9/1/22		150	146
Insight Enterprises, Inc. 0.75% 2/15/25 (b)		3,780	4,276
Knowles Corp. 3.25% 11/1/21		1,200	1,598
Par Technology Corp. 4.5% 4/15/24 (b)		1,630	2,056
TTM Technologies, Inc. 1.75% 12/15/20		1,505	2,140
			10,216
IT Services - 3.9%
Akamai Technologies, Inc.:
0.125% 5/1/25		6,350	7,081
0.375% 9/1/27 (b)		3,911	3,864
Carbonite, Inc. 2.5% 4/1/22		858	908
Euronet Worldwide, Inc. 0.75% 3/15/49 (b)		4,200	4,999
KBR, Inc. 2.5% 11/1/23 (b)		3,200	4,155
MongoDB, Inc. 0.75% 6/15/24		2,825	6,344
Okta, Inc.:
0.125% 9/1/25 (b)		1,580	1,595
0.25% 2/15/23		3,861	10,468
Perficient, Inc. 2.375% 9/15/23		670	853
Square, Inc.:
0.375% 3/1/22		1,166	3,517
0.5% 5/15/23		2,692	3,133
Twilio, Inc. 0.25% 6/1/23		4,239	6,775
Unisys Corp. 5.5% 3/1/21		121	159
Wix.com Ltd. 0% 7/1/23		6,206	7,001
			60,852
Semiconductors & Semiconductor Equipment - 10.7%
Adesto Technologies Corp. 4.25% 9/15/24 (b)		141	134
Advanced Micro Devices, Inc. 2.125% 9/1/26		4,072	20,188
Cree, Inc. 0.875% 9/1/23		5,687	5,911
Cypress Semiconductor Corp.:
2% 2/1/23		660	801
4.5% 1/15/22		5,280	9,207
Inphi Corp.:
0.75% 9/1/21		1,950	2,637
1.125% 12/1/20		1,650	2,899
Intel Corp. 3.25% 8/1/39		4,575	13,121
Microchip Technology, Inc.:
1.625% 2/15/25		14,254	27,616
1.625% 2/15/27		17,651	23,052
2.25% 2/15/37		6,958	9,093
Micron Technology, Inc. 3.125% 5/1/32		2,701	12,849
Novellus Systems, Inc. 2.625% 5/15/41		1,872	15,522
ON Semiconductor Corp.:
1% 12/1/20		5,834	7,303
1.625% 10/15/23		5,443	6,960
Rambus, Inc. 1.375% 2/1/23		780	776
Silicon Laboratories, Inc. 1.375% 3/1/22		120	150
Synaptics, Inc. 0.5% 6/15/22		800	831
Teradyne, Inc. 1.25% 12/15/23		4,398	8,928
			167,978
Software - 17.4%
8x8, Inc. 0.5% 2/1/24 (b)		560	585
Altair Engineering, Inc. 0.25% 6/1/24		810	796
Alteryx, Inc.:
0.5% 6/1/23		1,040	2,699
0.5% 8/1/24 (b)		1,762	1,738
1% 8/1/26 (b)		2,120	2,060
Atlassian, Inc. 0.625% 5/1/23		8,797	14,534
Avaya Holdings Corp. 2.25% 6/15/23		180	157
Benefitfocus, Inc. 1.25% 12/15/23 (b)		2,644	2,322
BlackLine, Inc. 0.125% 8/1/24 (b)		2,305	2,340
Coupa Software, Inc.:
0.125% 6/15/25 (b)		16,020	19,326
0.375% 1/15/23		1,243	4,282
CyberArk Software Ltd. 0% 11/15/24 (b)		3,810	4,012
DocuSign, Inc. 0.5% 9/15/23		6,975	8,487
Everbridge, Inc. 1.5% 11/1/22		3,122	8,209
FireEye, Inc.:
0.875% 6/1/24		4,850	4,883
1.625% 6/1/35		4,090	3,943
Five9, Inc. 0.125% 5/1/23		2,050	3,567
Guidewire Software, Inc. 1.25% 3/15/25		3,550	4,438
HubSpot, Inc. 0.25% 6/1/22		4,570	7,575
j2 Global, Inc.:
1.75% 11/1/26 (b)		3,810	3,873
3.25% 6/15/29		3,200	4,768
LivePerson, Inc. 0.75% 3/1/24 (b)		14,840	18,503
New Relic, Inc. 0.5% 5/1/23		800	779
Nice Systems, Inc. 1.25% 1/15/24		4,425	8,249
Nuance Communications, Inc.:
1% 12/15/35		805	799
1.25% 4/1/25		2,983	3,292
Nutanix, Inc. 0% 1/15/23		4,761	5,039
Palo Alto Networks, Inc. 0.75% 7/1/23		10,901	11,924
Pluralsight, Inc. 0.375% 3/1/24 (b)		200	173
Proofpoint, Inc. 0.25% 8/15/24 (b)		8,121	8,472
PROS Holdings, Inc. 1% 5/15/24 (b)		6,215	7,216
Q2 Holdings, Inc.:
0.75% 2/15/23		4,050	6,286
0.75% 6/1/26 (b)		7,060	8,243
Rapid7, Inc. 1.25% 8/1/23		2,145	3,193
RealPage, Inc. 1.5% 11/15/22		1,500	2,133
RingCentral, Inc. 0% 3/15/23		4,135	8,852
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (b)		6,430	7,078
ServiceNow, Inc. 0% 6/1/22		7,189	15,202
Splunk, Inc.:
0.5% 9/15/23		10,379	12,452
1.125% 9/15/25		6,780	8,363
Talend SA 1.75% 9/1/24 (b)	EUR	5,750	6,674
Verint Systems, Inc. 1.5% 6/1/21		300	308
Workday, Inc.:
0.25% 10/1/22		10,597	14,339
1.5% 7/15/20		1,821	3,999
Workiva, Inc. 1.125% 8/15/26 (b)		1,516	1,371
Zendesk, Inc. 0.25% 3/15/23		4,284	5,968
			273,501
Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage, Inc. 0.125% 4/15/23		130	127
Western Digital Corp. 1.5% 2/1/24		10,569	9,929
			10,056

TOTAL INFORMATION TECHNOLOGY			540,030

MATERIALS - 1.3%
Metals & Mining - 1.3%
Allegheny Technologies, Inc. 4.75% 7/1/22		470	810
Cleveland-Cliffs, Inc. 1.5% 1/15/25		2,424	2,826
Endeavour Mining Corp. 3% 2/15/23 (b)		3,160	3,279
SSR Mining, Inc. 2.5% 4/1/39 (b)		3,335	3,923
United States Steel Corp. 5% 11/1/26 (b)		8,413	9,984
			20,822
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (b)		1,230	1,243
Extra Space Storage LP 3.125% 10/1/35 (b)		1,750	2,034
Ih Merger Sub LLC 3.5% 1/15/22		1,900	2,586
iStar Financial, Inc. 3.125% 9/15/22		1,700	1,806
National Health Investors, Inc. 3.25% 4/1/21		900	1,065
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		250	204
			8,938
Real Estate Management & Development - 0.0%
Redfin Corp. 1.75% 7/15/23		270	257

TOTAL REAL ESTATE			9,195

UTILITIES - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP 1.5% 9/15/20 (b)		2,250	2,351
NRG Energy, Inc. 2.75% 6/1/48		14,442	16,270
			18,621
TOTAL CONVERTIBLE BONDS
(Cost $918,708)			1,085,925

U.S. Treasury Obligations - 2.3%
U.S. Treasury Bonds 2.875% 5/15/49
(Cost $35,418)		31,500	36,063
		Shares	Value (000s)

Common Stocks - 12.2%
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (e)		6,100	$7,955
Media - 0.0%
DISH Network Corp. rights 12/9/19 (e)		30,330	21

TOTAL COMMUNICATION SERVICES			7,976

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Penn National Gaming, Inc. (e)		84,363	1,943
Household Durables - 0.2%
Newell Brands, Inc.		120,900	2,324

TOTAL CONSUMER DISCRETIONARY			4,267

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
BP PLC sponsored ADR		333,500	12,480
Canadian Natural Resources Ltd.		332,100	9,289
Chevron Corp.		46,600	5,458
ConocoPhillips Co.		155,200	9,303
DHT Holdings, Inc.		1,978,300	14,521
Frontline Ltd. (NY Shares)		392,600	4,409
Golar LNG Ltd. (f)		121,959	1,588
Scorpio Tankers, Inc.		530,147	18,232
			75,280
HEALTH CARE - 0.4%
Biotechnology - 0.2%
AbbVie, Inc.		40,000	3,509
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (e)		12,400	805
Pharmaceuticals - 0.1%
Bayer AG		17,322	1,308

TOTAL HEALTH CARE			5,622

INDUSTRIALS - 0.8%
Machinery - 0.7%
Fortive Corp.		111,900	8,076
Rexnord Corp. (e)		83,049	2,624
			10,700
Marine - 0.1%
Scorpio Bulkers, Inc.		407,621	2,495

TOTAL INDUSTRIALS			13,195

INFORMATION TECHNOLOGY - 4.8%
IT Services - 0.3%
PagSeguro Digital Ltd. (e)		162,000	5,498
Semiconductors & Semiconductor Equipment - 2.8%
Lam Research Corp.		13,250	3,535
Micron Technology, Inc. (e)		135,800	6,452
NVIDIA Corp.		39,800	8,626
NXP Semiconductors NV		120,900	13,974
Qualcomm, Inc.		136,900	11,438
			44,025
Software - 1.1%
Microsoft Corp.		66,600	10,082
PROS Holdings, Inc. (e)		19,328	1,204
SS&C Technologies Holdings, Inc.		93,300	5,603
			16,889
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.		34,900	9,327

TOTAL INFORMATION TECHNOLOGY			75,739

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Energy Corp.		370,244	9,823
TOTAL COMMON STOCKS
(Cost $169,623)			191,902

Convertible Preferred Stocks - 15.0%
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
Bunge Ltd. 4.875%		21,200	2,130
Household Products - 0.3%
Energizer Holdings, Inc. 7.50%		37,400	3,958

TOTAL CONSUMER STAPLES			6,088

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Nabors Industries Ltd. Series A, 6.00%		306,100	5,133
FINANCIALS - 3.9%
Banks - 3.9%
Bank of America Corp. Series L, 7.25%		17,329	25,647
Wells Fargo & Co. 7.50%		24,180	35,303
			60,950
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%		19,800	546

TOTAL FINANCIALS			61,496

HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 2.4%
Becton, Dickinson & Co. Series A, 6.125%		311,000	19,338
Danaher Corp. 4.75%		16,200	18,505
			37,843
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%		17,800	923
Life Sciences Tools & Services - 0.5%
Avantor, Inc. Series A 6.25%		143,500	8,650

TOTAL HEALTH CARE			47,416

INDUSTRIALS - 1.2%
Machinery - 1.2%
Colfax Corp. 5.75%		32,400	4,765
Fortive Corp. Series A, 5.00%		2,490	2,330
Stanley Black & Decker, Inc.:
5.375%		57,400	6,072
Series D 5.25% (e)		48,300	5,022
			18,189
INFORMATION TECHNOLOGY - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc. Series A 8.00%		22,200	25,847
MATERIALS - 0.3%
Chemicals - 0.3%
International Flavors & Fragrances, Inc. 6.00%		76,400	3,954
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Crown Castle International Corp. Series A, 6.875%		13,907	16,796
QTS Realty Trust, Inc. 6.50%		13,000	1,633
			18,429
UTILITIES - 3.1%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 6.125%		48,800	2,637
NextEra Energy, Inc. 4.872%		155,000	7,710
Southern Co. 6.75%		218,100	11,490
			21,837
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%		14,600	738
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.:
2.00% ZENS (e)		84,750	4,863
Series B, 7.00%		5,100	231
Dominion Energy, Inc. 7.25%		72,600	7,680
DTE Energy Co. 6.25%		62,500	3,124
Sempra Energy:
6.75%		6,700	789
Series A, 6.00%		64,500	7,605
			24,292
Water Utilities - 0.1%
Aqua America, Inc. 6.00%		24,500	1,459

TOTAL UTILITIES			48,326

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $204,666)			234,878

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.61% (g)		6,648,965	6,650
Fidelity Securities Lending Cash Central Fund 1.61% (g)(h)		275,572	276
TOTAL MONEY MARKET FUNDS
(Cost $6,926)			6,926
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $1,335,341)			1,555,694
NET OTHER ASSETS (LIABILITIES) - 0.9%			13,768
NET ASSETS - 100%			$1,569,462

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $281,605,000 or 17.9% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$316
Fidelity Securities Lending Cash Central Fund	22
Total	$338

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$7,976	$7,976	$--	$--
Consumer Discretionary	4,267	4,267	--	--
Consumer Staples	6,088	3,958	2,130	--
Energy	80,413	75,280	5,133	--
Financials	61,496	--	61,496	--
Health Care	53,038	4,314	48,724	--
Industrials	31,384	13,195	18,189	--
Information Technology	101,586	101,586	--	--
Materials	3,954	--	3,954	--
Real Estate	18,429	--	18,429	--
Utilities	58,149	22,116	36,033	--
Corporate Bonds	1,085,925	--	1,085,325	600
U.S. Government and Government Agency Obligations	36,063	--	36,063	--
Money Market Funds	6,926	6,926	--	--
Total Investments in Securities:	$1,555,694	$239,618	$1,315,476	$600

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	2.3%
AAA,AA,A	2.0%
BBB	3.5%
BB	6.2%
B	8.5%
CCC,CC,C	0.0%
Not Rated	49.0%
Equities	27.2%
Short-Term Investments and Net Other Assets	1.3%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Marshall Islands	3.6%
Cayman Islands	1.8%
Bermuda	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		November 30, 2019
Assets
Investment in securities, at value (including securities loaned of $271) — See accompanying schedule: Unaffiliated issuers (cost $1,328,415)	$1,548,768
Fidelity Central Funds (cost $6,926)	6,926
Total Investment in Securities (cost $1,335,341)		$1,555,694
Cash		414
Foreign currency held at value (cost $6)		6
Receivable for investments sold		16,436
Receivable for fund shares sold		414
Dividends receivable		1,434
Interest receivable		3,246
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		2
Other receivables		16
Total assets		1,577,672
Liabilities
Payable for investments purchased	$6,603
Payable for fund shares redeemed	495
Accrued management fee	522
Distribution and service plan fees payable	21
Other affiliated payables	223
Other payables and accrued expenses	70
Collateral on securities loaned	276
Total liabilities		8,210
Net Assets		$1,569,462
Net Assets consist of:
Paid in capital		$1,323,844
Total accumulated earnings (loss)		245,618
Net Assets		$1,569,462
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,020 ÷ 807.9 shares)(a)		$30.97
Maximum offering price per share (100/94.25 of $30.97)		$32.86
Class M:
Net Asset Value and redemption price per share ($6,385 ÷ 206.1 shares)(a)		$30.98
Maximum offering price per share (100/96.50 of $30.98)		$32.10
Class C:
Net Asset Value and offering price per share ($16,619 ÷ 540.2 shares)(a)		$30.76
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,428,893 ÷ 45,960.6 shares)		$31.09
Class I:
Net Asset Value, offering price and redemption price per share ($60,512 ÷ 1,949.5 shares)		$31.04
Class Z:
Net Asset Value, offering price and redemption price per share ($32,033 ÷ 1,032.2 shares)		$31.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2019
Investment Income
Dividends		$12,521
Interest		21,249
Income from Fidelity Central Funds (including $22 from security lending)		338
Total income		34,108
Expenses
Management fee
Basic fee	$6,413
Performance adjustment	(1,763)
Transfer agent fees	2,167
Distribution and service plan fees	246
Accounting and security lending fees	461
Custodian fees and expenses	23
Independent trustees' fees and expenses	8
Registration fees	128
Audit	76
Legal	3
Interest	4
Miscellaneous	9
Total expenses before reductions	7,775
Expense reductions	(66)
Total expenses after reductions		7,709
Net investment income (loss)		26,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,218
Fidelity Central Funds	(1)
Foreign currency transactions	(12)
Total net realized gain (loss)		36,205
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	191,417
Total change in net unrealized appreciation (depreciation)		191,417
Net gain (loss)		227,622
Net increase (decrease) in net assets resulting from operations		$254,021

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2019	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,399	$42,376
Net realized gain (loss)	36,205	107,250
Change in net unrealized appreciation (depreciation)	191,417	(92,594)
Net increase (decrease) in net assets resulting from operations	254,021	57,032
Distributions to shareholders	(95,182)	(76,808)
Share transactions - net increase (decrease)	57,532	(154,490)
Total increase (decrease) in net assets	216,371	(174,266)
Net Assets
Beginning of period	1,353,091	1,527,357
End of period	$1,569,462	$1,353,091

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.07	$28.49	$26.85	$29.56	$33.42
Income from Investment Operations
Net investment income (loss)A	.43	.76B	.75	.81C	.66
Net realized and unrealized gain (loss)	4.38	.25	2.02D	(.69)	(2.81)
Total from investment operations	4.81	1.01	2.77	.12	(2.15)
Distributions from net investment income	(.40)	(.85)	(.71)	(.83)	(.61)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(1.91)	(1.43)	(1.13)	(2.83)	(1.71)
Net asset value, end of period	$30.97	$28.07	$28.49	$26.85	$29.56
Total ReturnE,F	18.75%	3.60%	10.57%D	.83%	(6.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%	.75%	.74%	.73%	.84%
Expenses net of fee waivers, if any	.80%	.75%	.74%	.73%	.84%
Expenses net of all reductions	.80%	.75%	.74%	.73%	.84%
Net investment income (loss)	1.52%	2.66%B	2.71%	3.08%C	2.09%
Supplemental Data
Net assets, end of period (in millions)	$25	$19	$21	$29	$56
Portfolio turnover rateI	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.99%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.71%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.09	$28.47	$26.86	$29.56	$33.44
Income from Investment Operations
Net investment income (loss)A	.35	.68B	.68	.73C	.57
Net realized and unrealized gain (loss)	4.36	.25	2.01D	(.68)	(2.82)
Total from investment operations	4.71	.93	2.69	.05	(2.25)
Distributions from net investment income	(.32)	(.73)	(.66)	(.75)	(.53)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(1.82)E	(1.31)	(1.08)	(2.75)	(1.63)
Net asset value, end of period	$30.98	$28.09	$28.47	$26.86	$29.56
Total ReturnF,G	18.34%	3.31%	10.26%D	.53%	(6.91)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%	1.04%	1.01%	1.04%	1.12%
Expenses net of fee waivers, if any	1.09%	1.04%	1.01%	1.04%	1.12%
Expenses net of all reductions	1.08%	1.03%	1.01%	1.04%	1.12%
Net investment income (loss)	1.24%	2.38%B	2.44%	2.77%C	1.81%
Supplemental Data
Net assets, end of period (in millions)	$6	$6	$14	$7	$9
Portfolio turnover rateJ	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.40%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%.

 E Total distributions of $1.82 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.509 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.89	$28.31	$26.68	$29.37	$33.23
Income from Investment Operations
Net investment income (loss)A	.22	.54B	.54	.60C	.42
Net realized and unrealized gain (loss)	4.34	.25	2.01D	(.67)	(2.80)
Total from investment operations	4.56	.79	2.55	(.07)	(2.38)
Distributions from net investment income	(.18)	(.63)	(.50)	(.62)	(.38)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(1.69)	(1.21)	(.92)	(2.62)	(1.48)
Net asset value, end of period	$30.76	$27.89	$28.31	$26.68	$29.37
Total ReturnE,F	17.82%	2.82%	9.75%D	.09%	(7.35)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%	1.50%	1.50%	1.50%	1.60%
Expenses net of fee waivers, if any	1.55%	1.50%	1.49%	1.49%	1.60%
Expenses net of all reductions	1.55%	1.49%	1.49%	1.49%	1.59%
Net investment income (loss)	.77%	1.92%B	1.96%	2.32%C	1.33%
Supplemental Data
Net assets, end of period (in millions)	$17	$17	$19	$24	$39
Portfolio turnover rateI	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.95%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.18	$28.59	$26.95	$29.66	$33.56
Income from Investment Operations
Net investment income (loss)A	.52	.85B	.83	.88C	.75
Net realized and unrealized gain (loss)	4.38	.25	2.02D	(.68)	(2.83)
Total from investment operations	4.90	1.10	2.85	.20	(2.08)
Distributions from net investment income	(.48)	(.93)	(.80)	(.92)	(.72)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(1.99)	(1.51)	(1.21)E	(2.91)F	(1.82)
Net asset value, end of period	$31.09	$28.18	$28.59	$26.95	$29.66
Total ReturnG	19.04%	3.93%	10.88%D	1.13%	(6.38)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%	.46%	.45%	.45%	.56%
Expenses net of fee waivers, if any	.51%	.46%	.45%	.45%	.56%
Expenses net of all reductions	.51%	.45%	.45%	.45%	.56%
Net investment income (loss)	1.81%	2.96%B	3.00%	3.36%C	2.37%
Supplemental Data
Net assets, end of period (in millions)	$1,429	$1,278	$1,432	$1,490	$1,823
Portfolio turnover rateJ	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.29%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.99%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%.

 E Total distributions of $1.21 per share is comprised of distributions from net investment income of $.799 and distributions from net realized gain of $.415 per share.

 F Total distributions of $2.91 per share is comprised of distributions from net investment income of $.916 and distributions from net realized gain of $1.997 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.13	$28.55	$26.91	$29.62	$33.51
Income from Investment Operations
Net investment income (loss)A	.52	.84B	.83	.88C	.74
Net realized and unrealized gain (loss)	4.38	.24	2.02D	(.68)	(2.82)
Total from investment operations	4.90	1.08	2.85	.20	(2.08)
Distributions from net investment income	(.48)	(.92)	(.79)	(.91)	(.71)
Distributions from net realized gain	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(1.99)	(1.50)	(1.21)	(2.91)	(1.81)
Net asset value, end of period	$31.04	$28.13	$28.55	$26.91	$29.62
Total ReturnE	19.07%	3.87%	10.87%D	1.11%	(6.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%	.47%	.47%	.47%	.58%
Expenses net of fee waivers, if any	.52%	.47%	.47%	.47%	.58%
Expenses net of all reductions	.52%	.47%	.47%	.47%	.58%
Net investment income (loss)	1.80%	2.94%B	2.98%	3.35%C	2.35%
Supplemental Data
Net assets, end of period (in millions)	$61	$32	$41	$68	$128
Portfolio turnover rateH	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.98%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class Z

Years ended November 30,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$28.14	$29.30
Income from Investment Operations
Net investment income (loss)B	.56	.10
Net realized and unrealized gain (loss)	4.35	(.90)
Total from investment operations	4.91	(.80)
Distributions from net investment income	(.51)	(.36)
Distributions from net realized gain	(1.51)	–
Total distributions	(2.02)	(.36)
Net asset value, end of period	$31.03	$28.14
Total ReturnC,D	19.15%	(2.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	.37%G
Expenses net of fee waivers, if any	.41%	.37%G
Expenses net of all reductions	.41%	.36%G
Net investment income (loss)	1.91%	2.35%G
Supplemental Data
Net assets, end of period (in millions)	$32	$1
Portfolio turnover rateH	151%	176%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$238,245
Gross unrealized depreciation	(25,884)
Net unrealized appreciation (depreciation)	$212,361
Tax Cost	$1,343,333

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,982
Undistributed long-term capital gain	$24,384
Net unrealized appreciation (depreciation) on securities and other investments	$212,361

The tax character of distributions paid was as follows:

	November 30, 2019	November 30, 2018
Ordinary Income	$40,261	$ 76,808
Long-term Capital Gains	54,921	–
Total	$95,182	$ 76,808

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,892,913 and $1,839,319, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .32% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$53	$1
Class M	.25%	.25%	31	–(a)
Class C	.75%	.25%	162	17
			$246	$18

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15
Class M	1
Class C(a)	2
$18

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$41.19
Class M	14.22
Class C	30.19
Convertible Securities	2,002.15
Class I	75.16
Class Z	5.04
	$2,167

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .03%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Convertible Securities Fund	$13

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,446	2.08%	$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $2. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Convertible Securities	$2

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10 and a portion of class-level operating expenses as follows:

Amount
Class A	$–(a)
Class M	–(a)
Class C	–(a)
Convertible Securities	17
Class I	–(a)
Class Z	–(a)
$17

 (a) Amount represents less than five hundred dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2019	Year ended November 30, 2018(a)
Distributions to shareholders
Class A	$1,285	$1,018
Class M	390	500
Class C	1,005	778
Convertible Securities	89,863	72,625
Class I	2,395	1,886
Class Z	244	1
Total	$95,182	$76,808

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2019	Year ended November 30, 2018(a)	Year ended November 30, 2019	Year ended November 30, 2018(a)
Class A
Shares sold	283	99	$8,137	$2,856
Reinvestment of distributions	49	35	1,226	971
Shares redeemed	(194)	(203)	(5,497)	(5,783)
Net increase (decrease)	138	(69)	$3,866	$(1,956)
Class M
Shares sold	21	75	$582	$2,133
Reinvestment of distributions	15	18	384	496
Shares redeemed	(44)	(388)	(1,222)	(10,794)
Net increase (decrease)	(8)	(295)	$(256)	$(8,165)
Class C
Shares sold	97	76	$2,732	$2,156
Reinvestment of distributions	38	26	944	731
Shares redeemed	(198)	(181)	(5,512)	(5,103)
Net increase (decrease)	(63)	(79)	$(1,836)	$(2,216)
Convertible Securities
Shares sold	5,781	1,930	$163,102	$55,256
Reinvestment of distributions	3,077	2,239	78,217	63,197
Shares redeemed	(8,260)	(8,880)	(237,584)	(253,754)
Net increase (decrease)	598	(4,711)	$3,735	$(135,301)
Class I
Shares sold	1,803	353	$51,954	$10,075
Reinvestment of distributions	91	61	2,322	1,710
Shares redeemed	(1,081)	(703)	(31,168)	(19,963)
Net increase (decrease)	813	(289)	$23,108	$(8,178)
Class Z
Shares sold	1,047	48	$30,771	$1,327
Reinvestment of distributions	8	–(b)	219	1
Shares redeemed	(71)	–(b)	(2,075)	(2)
Net increase (decrease)	984	48	$28,915	$1,326

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 (b) Amount is less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Convertible Securities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Convertible Securities Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the “Fund”) as of November 30, 2019, the related statement of operations for the year ended November 30, 2019, the statement of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Class A	.83%
Actual		$1,000.00	$1,115.90	$4.40
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.11%
Actual		$1,000.00	$1,113.80	$5.88
Hypothetical-C		$1,000.00	$1,019.50	$5.62
Class C	1.57%
Actual		$1,000.00	$1,111.40	$8.31
Hypothetical-C		$1,000.00	$1,017.20	$7.94
Convertible Securities	.54%
Actual		$1,000.00	$1,116.90	$2.87
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class I	.55%
Actual		$1,000.00	$1,117.00	$2.92
Hypothetical-C		$1,000.00	$1,022.31	$2.79
Class Z	.42%
Actual		$1,000.00	$1,117.50	$2.23
Hypothetical-C		$1,000.00	$1,022.96	$2.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Convertible Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Convertible Securities Fund
Class A	12/30/19	12/27/19	$0.146	$0.570
Class M	12/30/19	12/27/19	$0.120	$0.570
Class C	12/30/19	12/27/19	$0.085	$0.570
Convertible Securities	12/30/19	12/27/19	$0.168	$0.570
Class I	12/30/19	12/27/19	$0.169	$0.570
Class Z	12/30/19	12/27/19	$0.177	$0.570

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2019, $24,383,613, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,342,089 of distributions paid during the period January 1, 2019 to November 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 4%, 40%, 38%, and 40%; Class M designates 5%, 63%, 48%, and 61%; Class C designates 5%, 100%, 82%, and 100%; Convertible Securities designates 4%, 32%, 31%, and 32%; Class I designates 4%, 31%, 31%, and 33%; and Class Z designates 4%, 29%, 29%, and 29%; of the dividends distributed in December 2018, April 2019, July 2019, and October 2019, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 5%, 46%, 44%, and 46%; Class M designates 5%, 72%, 55%, and 70%; Class C designates 5%, 100%, 93%, and 100%; Convertible Securities designates 5%, 36%, 36%, and 36%; Class I designates 5%, 36%, 36%, and 38%; and Class Z designates 5%, 34%, 33%, and 33%; of the dividends distributed in December 2018, April 2019, July 2019, and October 2019, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Convertible Securities Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

CVS-ANN-0120
1.539184.122

Fidelity® Equity Dividend Income Fund

Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity Dividend Income Fund	12.07%	7.50%	10.27%
Class K	12.18%	7.61%	10.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity Dividend Income Fund, a class of the fund, on November 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Period Ending Values
$26,584	Fidelity® Equity Dividend Income Fund
$30,095	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll for the year ending November 30, 2019, with the S&P 500® index soaring 16.11% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global growth and trade. After a rough December 2018, upbeat company earnings, along with signs the Fed may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the U.S. economy could be heading for recession. The market proved resilient, however, achieving a new high on October 30, when the Fed lowered rates for the third time this year. The rally continued with a strong November (+4%). Information technology (+32%) led the way, as investors regained comfort taking on risk. Communication services (+21%) also stood out, followed by real estate (+18%) and utilities (+17%). In contrast, energy (-8%) was by far the weakest group – struggling amid sluggish oil prices – while several solid gainers nonetheless fell short of the market: health care (+7%), consumer staples and materials (+13% each), financials and consumer discretionary (+14% each), and industrials (+16%).

Comments from Portfolio Manager John Sheehy:  For the fiscal year, the fund’s share classes returned roughly 12%, topping the 10.81% advance of the benchmark Russell 3000® Value Index. Versus the benchmark, stock selection in the energy, financials and health care sectors particularly helped the fund’s performance. In energy, we positioned the fund mostly in defensive names, focusing on pipeline companies that distribute oil and gas. The fund’s top relative contributor was non-benchmark exposure to Apollo Global Management (+58%), a private-equity asset manager that benefited from strong inflows of capital this period. We exited this position. An out-of-benchmark stake in AbbVie (+33%), established this period, also bolstered the fund’s performance, as did an overweighting in industrial conglomerate United Technologies (+24%). Conversely, positioning in information technology and security selection in utilities detracted. Within technology, picks in software & services and an underweighting in the strong semiconductors & semiconductor equipment segment weighed on our relative result. The fund’s largest individual relative detractor was our overweighted position in Tapestry (-28%). The company provides women’s accessories and lifestyle products. Untimely ownership of DXC Technology (-40%) also disappointed us. The company offers information technology services to a global clientele. We sold DXC by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2019

% of fund's net assets
Chevron Corp.	3.3
Wells Fargo & Co.	3.3
Comcast Corp. Class A	2.8
UnitedHealth Group, Inc.	2.7
Johnson & Johnson	2.5
General Dynamics Corp.	2.5
United Technologies Corp.	2.4
Bristol-Myers Squibb Co.	2.3
AbbVie, Inc.	2.3
Bank of America Corp.	2.1
26.2

Top Five Market Sectors as of November 30, 2019

% of fund's net assets
Financials	19.3
Health Care	18.5
Energy	10.0
Industrials	9.6
Communication Services	9.2

Asset Allocation (% of fund's net assets)

As of November 30, 2019*
Stocks	95.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments - 14.0%

Schedule of Investments November 30, 2019

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	1,755,800	$105,769
Entertainment - 1.7%
Cinemark Holdings, Inc.	1,296,400	43,909
The Walt Disney Co.	311,900	47,278
		91,187
Media - 5.5%
Comcast Corp. Class A	3,285,500	145,055
Informa PLC	2,417,501	24,744
Interpublic Group of Companies, Inc.	2,521,100	56,473
Omnicom Group, Inc.	756,100	60,095
		286,367

TOTAL COMMUNICATION SERVICES		483,323

CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 0.7%
Wyndham Destinations, Inc.	740,200	35,900
Household Durables - 0.5%
Whirlpool Corp.	191,200	27,361
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	1,191,500	42,322
Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands, Inc. (a)	1,008,900	15,204
Tapestry, Inc.	1,878,800	50,521
		65,725

TOTAL CONSUMER DISCRETIONARY		171,308

CONSUMER STAPLES - 8.7%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	540,500	27,284
Food & Staples Retailing - 1.2%
Kroger Co.	2,310,700	63,175
Food Products - 1.7%
General Mills, Inc.	761,750	40,617
The J.M. Smucker Co.	484,100	50,874
		91,491
Household Products - 0.7%
Reckitt Benckiser Group PLC	446,200	35,026
Personal Products - 1.1%
Unilever NV (NY Reg.)	995,800	59,300
Tobacco - 3.5%
Altria Group, Inc.	1,347,100	66,951
British American Tobacco PLC sponsored ADR	2,321,300	91,947
Imperial Brands PLC	1,046,737	23,057
		181,955

TOTAL CONSUMER STAPLES		458,231

ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
BP PLC sponsored ADR	1,755,900	65,706
Chevron Corp.	1,494,070	174,997
ConocoPhillips Co.	899,900	53,940
Enterprise Products Partners LP	1,678,500	44,178
Exxon Mobil Corp.	872,000	59,409
Noble Midstream Partners LP	366,000	7,631
Rattler Midstream LP	498,300	7,928
The Williams Companies, Inc.	3,548,100	80,613
Valero Energy Corp.	197,500	18,859
Viper Energy Partners LP	546,000	12,951
		526,212
FINANCIALS - 19.3%
Banks - 10.0%
Bank of America Corp.	3,335,600	111,142
Bank OZK	1,271,200	37,729
BB&T Corp.	816,100	44,657
Cullen/Frost Bankers, Inc.	225,700	21,116
East West Bancorp, Inc.	402,400	18,438
First Hawaiian, Inc.	750,200	21,411
Huntington Bancshares, Inc.	3,745,000	55,763
PNC Financial Services Group, Inc.	275,100	42,148
Wells Fargo & Co.	3,198,608	174,196
		526,600
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	190,800	42,234
Lazard Ltd. Class A	1,038,700	40,135
Northern Trust Corp.	419,200	44,955
Raymond James Financial, Inc.	294,600	26,461
State Street Corp.	650,400	48,845
		202,630
Consumer Finance - 1.8%
Capital One Financial Corp.	555,200	55,526
Synchrony Financial	1,073,000	40,141
		95,667
Insurance - 2.7%
AXA SA	1,412,800	38,438
Chubb Ltd.	288,479	43,699
Old Republic International Corp.	790,000	17,822
The Travelers Companies, Inc.	288,000	39,375
		139,334
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	1,173,300	20,322
Starwood Property Trust, Inc.	1,183,400	28,993
		49,315

TOTAL FINANCIALS		1,013,546

HEALTH CARE - 18.5%
Biotechnology - 3.9%
AbbVie, Inc.	1,382,800	121,313
Amgen, Inc.	352,700	82,786
		204,099
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	102,000	26,367
Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.	277,500	24,395
Anthem, Inc.	139,900	40,384
CVS Health Corp.	866,226	65,201
Humana, Inc.	102,500	34,976
McKesson Corp.	273,100	39,501
Quest Diagnostics, Inc.	197,500	21,044
UnitedHealth Group, Inc.	501,000	140,215
		365,716
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	2,143,300	122,040
Johnson & Johnson	949,466	130,542
Roche Holding AG (participation certificate)	212,527	65,521
Sanofi SA sponsored ADR	1,181,200	55,138
		373,241

TOTAL HEALTH CARE		969,423

INDUSTRIALS - 9.6%
Aerospace & Defense - 4.9%
General Dynamics Corp.	714,300	129,817
United Technologies Corp.	850,330	126,138
		255,955
Electrical Equipment - 0.7%
Regal Beloit Corp.	445,500	36,411
Industrial Conglomerates - 1.2%
General Electric Co.	5,847,197	65,898
Machinery - 1.6%
Allison Transmission Holdings, Inc.	1,008,200	48,797
Stanley Black & Decker, Inc.	216,600	34,166
		82,963
Professional Services - 0.6%
Intertrust NV (b)	1,708,800	32,120
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (c)	306,800	12,217
MSC Industrial Direct Co., Inc. Class A	241,300	17,714
		29,931

TOTAL INDUSTRIALS		503,278

INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.8%
Cisco Systems, Inc.	866,600	39,266
IT Services - 3.9%
Amdocs Ltd.	1,118,200	77,491
Capgemini SA	677,100	80,086
Cognizant Technology Solutions Corp. Class A	413,000	26,477
Sabre Corp.	991,100	22,230
		206,284
Semiconductors & Semiconductor Equipment - 0.3%
Qualcomm, Inc.	204,351	17,074
Software - 0.7%
Citrix Systems, Inc.	118,400	13,357
Microsoft Corp.	155,126	23,483
		36,840

TOTAL INFORMATION TECHNOLOGY		299,464

MATERIALS - 2.1%
Chemicals - 1.0%
DowDuPont, Inc.	554,799	35,957
Westlake Chemical Corp.	276,174	18,968
		54,925
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	1,625,600	26,449
WestRock Co.	758,131	30,575
		57,024

TOTAL MATERIALS		111,949

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Brandywine Realty Trust (SBI)	2,181,600	33,662
Corporate Office Properties Trust (SBI)	681,000	19,872
Highwoods Properties, Inc. (SBI)	464,400	22,547
Potlatch Corp.	610,700	26,523
Ryman Hospitality Properties, Inc.	296,800	26,483
SL Green Realty Corp.	433,200	36,965
		166,052
UTILITIES - 6.3%
Electric Utilities - 4.1%
Duke Energy Corp.	709,600	62,565
Edison International	445,700	30,798
Exelon Corp.	1,776,200	78,863
PPL Corp.	1,311,500	44,630
		216,856
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	1,304,800	25,874
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	1,733,800	42,582
Dominion Energy, Inc.	539,600	44,846
		87,428

TOTAL UTILITIES		330,158

TOTAL COMMON STOCKS
(Cost $4,472,845)		5,032,944

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.61% (d)	201,891,370	201,932
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	1,335,466	1,336
TOTAL MONEY MARKET FUNDS
(Cost $203,268)		203,268
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,676,113)		5,236,212
NET OTHER ASSETS (LIABILITIES) - 0.2%		12,511
NET ASSETS - 100%		$5,248,723

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,120,000 or 0.6% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,148
Fidelity Securities Lending Cash Central Fund	35
Total	$3,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$483,323	$483,323	$--	$--
Consumer Discretionary	171,308	171,308	--	--
Consumer Staples	458,231	423,205	35,026	--
Energy	526,212	526,212	--	--
Financials	1,013,546	975,108	38,438	--
Health Care	969,423	903,902	65,521	--
Industrials	503,278	503,278	--	--
Information Technology	299,464	299,464	--	--
Materials	111,949	111,949	--	--
Real Estate	166,052	166,052	--	--
Utilities	330,158	330,158	--	--
Money Market Funds	203,268	203,268	--	--
Total Investments in Securities:	$5,236,212	$5,097,227	$138,985	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.0%
United Kingdom	4.7%
France	3.3%
Switzerland	2.0%
Netherlands	1.7%
Bailiwick of Guernsey	1.5%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		November 30, 2019
Assets
Investment in securities, at value (including securities loaned of $1,278) — See accompanying schedule: Unaffiliated issuers (cost $4,472,845)	$5,032,944
Fidelity Central Funds (cost $203,268)	203,268
Total Investment in Securities (cost $4,676,113)		$5,236,212
Cash		13
Foreign currency held at value (cost $456)		456
Receivable for investments sold		391
Receivable for fund shares sold		1,385
Dividends receivable		16,781
Distributions receivable from Fidelity Central Funds		297
Prepaid expenses		8
Other receivables		30
Total assets		5,255,573
Liabilities
Payable for fund shares redeemed	$2,912
Accrued management fee	1,883
Transfer agent fee payable	553
Other affiliated payables	91
Other payables and accrued expenses	75
Collateral on securities loaned	1,336
Total liabilities		6,850
Net Assets		$5,248,723
Net Assets consist of:
Paid in capital		$4,377,807
Total accumulated earnings (loss)		870,916
Net Assets		$5,248,723
Net Asset Value and Maximum Offering Price
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,948,718 ÷ 185,738 shares)		$26.64
Class K:
Net Asset Value, offering price and redemption price per share ($300,005 ÷ 11,260 shares)		$26.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2019
Investment Income
Dividends		$156,470
Income from Fidelity Central Funds (including $35 from security lending)		3,183
Total income		159,653
Expenses
Management fee	$21,484
Transfer agent fees	6,695
Accounting and security lending fees	1,078
Custodian fees and expenses	83
Independent trustees' fees and expenses	28
Registration fees	70
Audit	70
Legal	13
Miscellaneous	33
Total expenses before reductions	29,554
Expense reductions	(179)
Total expenses after reductions		29,375
Net investment income (loss)		130,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	320,536
Fidelity Central Funds	5
Foreign currency transactions	44
Total net realized gain (loss)		320,585
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	107,347
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		107,353
Net gain (loss)		427,938
Net increase (decrease) in net assets resulting from operations		$558,216

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2019	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,278	$129,318
Net realized gain (loss)	320,585	480,864
Change in net unrealized appreciation (depreciation)	107,353	(552,742)
Net increase (decrease) in net assets resulting from operations	558,216	57,440
Distributions to shareholders	(583,658)	(534,622)
Share transactions - net increase (decrease)	171,981	(6,630)
Total increase (decrease) in net assets	146,539	(483,812)
Net Assets
Beginning of period	5,102,184	5,585,996
End of period	$5,248,723	$5,102,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.18	$29.62	$27.50	$26.01	$26.99
Income from Investment Operations
Net investment income (loss)A	.65	.66	.65	.57	.64
Net realized and unrealized gain (loss)	1.92	(.27)	3.20	2.26	(.95)B
Total from investment operations	2.57	.39	3.85	2.83	(.31)
Distributions from net investment income	(.62)	(.66)	(.63)	(.51)	(.58)
Distributions from net realized gain	(2.49)	(2.18)	(1.10)	(.83)	(.08)
Total distributions	(3.11)	(2.83)C	(1.73)	(1.34)	(.67)D
Net asset value, end of period	$26.64	$27.18	$29.62	$27.50	$26.01
Total ReturnE	12.07%	1.28%	14.61%	11.60%	(1.13)%B
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%	.61%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.60%	.61%	.62%	.63%	.63%
Expenses net of all reductions	.60%	.60%	.61%	.62%	.62%
Net investment income (loss)	2.65%	2.39%	2.35%	2.23%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$4,949	$4,882	$5,351	$5,296	$4,819
Portfolio turnover rateH	52%	56%	52%	55%	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%

 C Total distributions of $2.83 per share is comprised of distributions from net investment income of $.658 and distributions from net realized gain of $2.176 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.18	$29.62	$27.50	$26.01	$26.99
Income from Investment Operations
Net investment income (loss)A	.68	.69	.68	.59	.67
Net realized and unrealized gain (loss)	1.91	(.27)	3.20	2.27	(.96)B
Total from investment operations	2.59	.42	3.88	2.86	(.29)
Distributions from net investment income	(.64)	(.69)	(.66)	(.54)	(.61)
Distributions from net realized gain	(2.49)	(2.18)	(1.10)	(.83)	(.08)
Total distributions	(3.13)	(2.86)C	(1.76)	(1.37)	(.69)
Net asset value, end of period	$26.64	$27.18	$29.62	$27.50	$26.01
Total ReturnD	12.18%	1.39%	14.73%	11.72%	(1.03)%B
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%	.51%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%	.51%	.52%	.52%	.52%
Expenses net of all reductions	.51%	.50%	.51%	.52%	.52%
Net investment income (loss)	2.74%	2.49%	2.45%	2.33%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$300	$220	$235	$298	$277
Portfolio turnover rateG	52%	56%	52%	55%	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.12)%

 C Total distributions of $2.86 per share is comprised of distributions from net investment income of $.686 and distributions from net realized gain of $2.176 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$750,476
Gross unrealized depreciation	(201,087)
Net unrealized appreciation (depreciation)	$549,389
Tax Cost	$4,686,823

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$33,751
Undistributed long-term capital gain	$293,297
Net unrealized appreciation (depreciation) on securities and other investments	$543,868

The tax character of distributions paid was as follows:

	November 30, 2019	November 30, 2018
Ordinary Income	$124,868	$ 174,692
Long-term Capital Gains	458,790	359,930
Total	$583,658	$ 534,622

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,503,206 and $2,869,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Equity Dividend Income	$6,602.14
Class K	93.05
	$6,695

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .02%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$68

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes an amount less than five-hundred dollars from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $130 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Equity Dividend Income	$9

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2019	Year ended November 30, 2018
Distributions to shareholders
Equity Dividend Income	$558,636	$511,773
Class K	25,022	22,849
Total	$583,658	$534,622

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2019	Year ended November 30, 2018	Year ended November 30, 2019	Year ended November 30, 2018
Equity Dividend Income
Shares sold	7,139	14,802	$176,457	$413,851
Reinvestment of distributions	23,757	17,294	523,845	479,230
Shares redeemed	(24,795)	(33,103)	(609,879)	(905,388)
Net increase (decrease)	6,101	(1,007)	$90,423	$(12,307)
Class K
Shares sold	4,678	1,531	$120,880	$42,769
Reinvestment of distributions	1,136	825	25,022	22,849
Shares redeemed	(2,667)	(2,178)	(64,344)	(59,941)
Net increase (decrease)	3,147	178	$81,558	$5,677

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Equity Dividend Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity Dividend Income Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the “Fund”) as of November 30, 2019, the related statement of operations for the year ended November 30, 2019, the statement of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2019 and the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Equity Dividend Income	.60%
Actual		$1,000.00	$1,137.40	$3.21
Hypothetical-C		$1,000.00	$1,022.06	$3.04
Class K	.51%
Actual		$1,000.00	$1,138.40	$2.73
Hypothetical-C		$1,000.00	$1,022.51	$2.59

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Equity Dividend Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Equity Dividend Income Fund
Fidelity Equity Dividend Income Fund	12/30/19	12/27/19	$0.239	$1.496
Class K	12/30/19	12/27/19	$0.246	$1.496

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2019, $304,500,579, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Equity Dividend Income Fund designates 56%, 100%, 100%, and 100%; Class K designates 55%, 100%, 100%, and 100% of the dividends distributed in December, April, July and October, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Fidelity Equity Dividend Income Fund and Class K designates 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Equity Dividend Income Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

EII-ANN-0120
1.539196.122

Item 2.

Code of Ethics

As of the end of the period, November 30, 2019, Fidelity Financial Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Convertible Securities Fund, Fidelity Equity Dividend Income Fund, and Fidelity Independence Fund (the “Funds”):

Services Billed by PwC

November 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$65,000	$4,700	$3,500	$2,100
Fidelity Equity Dividend Income Fund	$56,000	$4,600	$6,200	$2,000
Fidelity Independence Fund	$55,000	$4,400	$3,500	$2,000

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$61,000	$5,400	$3,300	$2,700
Fidelity Equity Dividend Income Fund	$58,000	$5,000	$4,400	$2,500
Fidelity Independence Fund	$58,000	$4,900	$3,300	$2,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2019A	November 30, 2018A
Audit-Related Fees	$7,890,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2019A	November 30, 2018A
PwC	$12,575,000	$10,975,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2020